Financial Instruments (Details) - Schedule of Changes in Liabilities Arising from Financial Activities - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of Changes in Liabilities Arising from Financial Activities [Line Items]
Beginning balance	£ 381,745	£ 138,251
New leases	51,757	26,228
Sale and leasebacks	5,466
Transfers	(3,529)
Acquisition of subsidiaries	16,469	64,264
Disposal of subsidiaries	(20,609)
Issue of debt	1,770,012	773,038
Repayment	(1,372,045)	(654,531)
Terminations	(2,307)	(2,969)
Net accrued interest	38,670	1,338
Warrants issued and exercised		62,695
Fair value movement	(245,867)	(26,569)
Foreign exchange movements	59,515
Liabilities held for sale	(30,065)
Ending balance	649,212	381,745
Stocking loans [Member]
Financial Instruments (Details) - Schedule of Changes in Liabilities Arising from Financial Activities [Line Items]
Beginning balance	177,979	86,709
New leases
Sale and leasebacks
Transfers
Acquisition of subsidiaries
Disposal of subsidiaries
Issue of debt	1,202,039	665,325
Repayment	(1,218,426)	(574,055)
Terminations
Net accrued interest
Warrants issued and exercised
Fair value movement
Foreign exchange movements
Liabilities held for sale
Ending balance	161,592	177,979
Subscription facilities [Member]
Financial Instruments (Details) - Schedule of Changes in Liabilities Arising from Financial Activities [Line Items]
Beginning balance	67,175
New leases
Sale and leasebacks
Transfers
Acquisition of subsidiaries	10,193	19,878
Disposal of subsidiaries	(14,731)
Issue of debt	101,967	107,683
Repayment	(120,559)	(60,386)
Terminations
Net accrued interest
Warrants issued and exercised
Fair value movement
Foreign exchange movements
Liabilities held for sale	(29,062)
Ending balance	14,983	67,175
Secured asset financing [Member]
Financial Instruments (Details) - Schedule of Changes in Liabilities Arising from Financial Activities [Line Items]
Beginning balance
New leases
Sale and leasebacks
Transfers
Acquisition of subsidiaries
Disposal of subsidiaries
Issue of debt	5,971
Repayment	(379)
Terminations
Net accrued interest
Warrants issued and exercised
Fair value movement
Foreign exchange movements
Liabilities held for sale
Ending balance	5,592
Bank loans [Member]
Financial Instruments (Details) - Schedule of Changes in Liabilities Arising from Financial Activities [Line Items]
Beginning balance	1,450
New leases
Sale and leasebacks
Transfers
Acquisition of subsidiaries		1,468
Disposal of subsidiaries
Issue of debt	3	30
Repayment	(1,423)	(48)
Terminations
Net accrued interest
Warrants issued and exercised
Fair value movement
Foreign exchange movements
Liabilities held for sale
Ending balance	30	1,450
Mortgages [member]
Financial Instruments (Details) - Schedule of Changes in Liabilities Arising from Financial Activities [Line Items]
Beginning balance	2,049	3,494
New leases
Sale and leasebacks
Transfers
Acquisition of subsidiaries
Disposal of subsidiaries
Issue of debt	11
Repayment	(2,060)	(1,445)
Terminations
Net accrued interest
Warrants issued and exercised
Fair value movement
Foreign exchange movements
Liabilities held for sale
Ending balance		2,049
Lease liabilities [Member]
Financial Instruments (Details) - Schedule of Changes in Liabilities Arising from Financial Activities [Line Items]
Beginning balance	90,400	48,048
New leases	51,757	26,228
Sale and leasebacks	5,466
Transfers	(3,529)
Acquisition of subsidiaries	6,276	36,352
Disposal of subsidiaries	(5,878)
Issue of debt
Repayment	(29,198)	(18,597)
Terminations	(2,307)	(2,969)
Net accrued interest	5,245	1,338
Warrants issued and exercised
Fair value movement
Foreign exchange movements	231
Liabilities held for sale	(1,003)
Ending balance	117,460	90,400
Convertible Notes and embedded derivative [Member]
Financial Instruments (Details) - Schedule of Changes in Liabilities Arising from Financial Activities [Line Items]
Beginning balance
New leases
Sale and leasebacks
Transfers
Acquisition of subsidiaries
Disposal of subsidiaries
Issue of debt	460,021
Repayment
Terminations
Net accrued interest	33,425
Warrants issued and exercised
Fair value movement	(198,769)
Foreign exchange movements	54,363
Liabilities held for sale
Ending balance	349,040
Warrants [member]
Financial Instruments (Details) - Schedule of Changes in Liabilities Arising from Financial Activities [Line Items]
Beginning balance	42,692
New leases
Sale and leasebacks
Transfers
Acquisition of subsidiaries		6,566
Disposal of subsidiaries
Issue of debt
Repayment
Terminations
Net accrued interest
Warrants issued and exercised		62,695
Fair value movement	(47,098)	(26,569)
Foreign exchange movements	4,921
Liabilities held for sale
Ending balance	£ 515	£ 42,692